Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans Disclosures [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
Retirement Plans  Progressive has a defined contribution pension plan (401(k) Plan) that covers most employees who are United States residents and have been employed with the company for at least 30 days. Under this plan, Progressive matches up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds, a self-directed brokerage option, and a Progressive common stock fund. The Progressive common stock fund is an employee stock ownership program (ESOP) within the 401(k) Plan. At December 31, 2014, the ESOP held 26.2 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash at the election of the participant and the related tax benefit is recorded as part of our tax provision.
Matching contributions made by the company for the 401(k) Plan were $74.8 million, $69.9 million, and $66.5 million for the years ended December 31, 2014, 2013, and 2012, respectively.
Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $22.5 million and $24.0 million at December 31, 2014 and 2013, respectively.
Postretirement Benefits  We provide postretirement health and life insurance benefits to all employees who met requirements as to age and length of service at December 31, 1988. There are approximately 115 people who are eligible for these postretirement benefits. Our funding policy for these benefits is to contribute annually, to a 501(c)(9) trust, the maximum amount that can be deducted for federal income tax purposes.
Incentive Compensation Plans – Employees  Our incentive compensation programs include both non-equity incentive plans (cash) and equity incentive plans. Cash incentive compensation includes a cash bonus program for a limited number of senior executives and our Gainsharing program for other employees; the structures of these programs are similar in nature. Equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management. The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2014		2013		2012
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$266.2	$173.0	$234.5	$152.4	$207.0	$134.6
Equity	51.4	33.4	64.9	42.2	63.4	41.2

Our 2003 Incentive Plan has expired, and no new awards may be made under this plan; however, awards granted prior to the plan’s expiration remain outstanding. Our 2010 Equity Incentive Plan, which provides for the granting of equity-based compensation to officers and other key employees, originally authorized 18.0 million shares.

We have issued restricted equity awards since 2003. In March 2010, we began issuing restricted stock units in lieu of restricted stock as the form of our equity awards. The restricted equity awards are issued as either time-based or performance-based awards. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years. All restricted stock units are settled at or after vesting in Progressive common shares from existing treasury shares on a one-to-one basis.
The performance-based awards were granted to our Chief Executive Officer as his sole equity award in each of the last five years, and to approximately 45 other executives and senior managers in addition to their time-based awards, to provide additional incentive to achieve pre-established profitability and growth targets. Vesting of these awards is contingent upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the number of units that ultimately may vest, vary by grant. All performance-based awards include a specified number of shares or units that will be issued if performance meets a specified target. For awards granted in 2013 and 2014, performance-based awards based on insurance operating results may vest between 0% to 250% of target depending on the results achieved. The performance-based awards based on insurance operating results granted in 2010 through 2012, and all performance awards based on investment results, may vest from 0% to 200% of the target amount depending on the results achieved. Outstanding performance-based awards made prior to March 2009 will either vest or be forfeited in full (i.e., no partial vesting), and if performance goals are not achieved within the contractual term, the awards will expire. For awards granted prior to 2009, the maximum contractual term is ten years from the grant date, and for awards granted in or after 2009, the maximum contractual term is 5 years from the date of grant.

Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. Performance-based equity awards that contain variable vesting criteria are expensed based on management’s expectation of the percentage of the award, if any, that will ultimately vest. These estimates can change periodically throughout the measurement period.

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2014		2013		2012
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	9,918,575	$20.13	11,625,981	$17.80	12,296,847	$16.86
Add (deduct):
Granted[2]	3,542,984	19.32	2,738,809	22.73	2,680,229	19.11
Vested	(4,228,673)	16.99	(4,293,605)	15.54	(3,188,111)	15.23
Forfeited	(181,322)	20.75	(152,610)	18.28	(162,984)	17.93
End of year[3,4]	9,051,564	$21.27	9,918,575	$20.13	11,625,981	$17.80

[1] Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2014, 2013, and 2012, the number of units "granted" shown in the table above includes 538,749, 161,077, and 440,029 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2014, the number of shares included 2,647,530 performance-based awards at their target amounts. We expect 2,208,731 of these performance-based awards to vest, based upon our current estimate of the likelihood of achieving these pre-determined performance goals.
4 At December 31, 2014, the total unrecognized compensation cost related to unvested equity awards was $70.5 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.3 years.
The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2014, 2013, and 2012, was $100.9 million, $91.8 million, and $57.7 million, respectively, based on the actual stock price on the vesting date. In 2014 and 2013, 340,949 and 272,617, respectively, of dividend equivalent units vested with no intrinsic value. In 2012, we also had 246,200 deferred liability awards vest with no intrinsic value since these awards were expensed based on the current market value at the end of each reporting period.
Incentive Compensation Plans – Directors  Our 2003 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors of Progressive, originally authorized 1.4 million shares.
We currently grant restricted stock awards to our non-employee directors as their sole compensation for serving as members of the Board of Directors. The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) must be a minimum of six months and one day. The time-based awards granted to date have typically included vesting periods of 11 months from the date of each grant. To the extent a director is newly appointed during the year, or a director's committee assignments change, the vesting period may be shorter, but always at least equal to six months, one day per the plan’s specifications. The restricted stock awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2014		2013		2012
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	93,254	$26.19	92,957	$21.41	94,106	$21.80
Add (deduct):
Granted	90,649	25.44	93,254	26.19	92,957	21.41
Vested	(93,254)	26.19	(92,957)	21.41	(94,106)	21.80
Forfeited	(9,070)	25.36	0	0	0	0
End of year	81,579	$25.45	93,254	$26.19	92,957	$21.41

Prior to 2003, we granted nonqualified stock options as the equity component of the directors’ compensation. These options became exercisable at various dates not earlier than six months, and remain exercisable for up to ten years from the date of grant. All options granted had an exercise price equal to the market value of the common shares on the date of grant and, under the then applicable accounting guidance, no compensation expense was recorded. All option exercises were settled in Progressive common shares from existing treasury shares. All remaining 36,237 options outstanding under the 1998 Directors' Stock Option Plan were exercised during the year ended December 31, 2012.
The total pretax intrinsic value of options exercised, and the fair value of the restricted stock vested, during the years ended December 31, 2014, 2013, and 2012, was $2.2 million, $2.3 million, and $2.5 million, respectively, based on the actual stock price at time of exercise/vesting.
Deferred Compensation  We maintain The Progressive Corporation Executive Deferred Compensation Plan (Deferral Plan) that permits eligible executives to defer receipt of some or all of their annual bonuses and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including common shares of Progressive, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.
For all equity awards granted in or after March 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in our common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in our common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash. We reserved 11.1 million of our common shares for issuance under the Deferral Plan. An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan.
The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2014	2013
Progressive common shares[1]	$83.2	$57.1
Other investment funds[2]	123.9	113.1
Total	$207.1	$170.2
[1] Includes 3.6 million and 2.5 million common shares as of December 31, 2014 and 2013, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.